BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Share Units
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	536,396	455,703
Warrants [Member]
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	8,555,000
Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	17,920,000	24,318,500
Non-Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share		37,600